additional statement of cash flow information	12 Months Ended
Dec. 31, 2022
additional statement of cash flow information
additional statement of cash flow information
31	additional statement of cash flow information

(a)Statements of cash flows – operating activities and investing activities

Years ended December 31 (millions)	Note	2022	2021
OPERATING ACTIVITIES
Net change in non-cash operating working capital
Accounts receivable		$(312)	$(290)
Inventories		(89)	(41)
Contract assets		9	(8)
Prepaid expenses		(56)	(40)
Accounts payable and accrued liabilities		173	289
Income and other taxes receivable and payable, net		50	(77)
Advance billings and customer deposits		(12)	62
Provisions		44	23
		$(193)	$(82)
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences
Capital asset additions
Gross capital expenditures
Property, plant and equipment	17	$(3,291)	$(3,188)
Intangible assets subject to amortization	18	(1,021)	(864)
		(4,312)	(4,052)
Additions arising from leases	17	840	554
Capital expenditures	5	(3,472)	(3,498)
Effect of asset retirement obligations		198	171
		(3,274)	(3,327)
Other non-cash items included above
Change in associated non-cash investing working capital		(175)	401
Non-cash change in asset retirement obligation		(198)	(171)
		(373)	230
		$(3,647)	$(3,097)

(b)Changes in liabilities arising from financing activities

		Year ended December 31, 2021					Year ended December 31, 2022
		Statement of cash flows		Non-cash changes			Statement of cash flows		Non-cash changes
				Foreign					Foreign
	As at		Redemptions,	exchange		As at		Redemptions,	exchange		As at
	January 1,	Issued or	repayments or	movement		December 31,	Issued or	repayments or	movement		December 31,
(millions)	2021	received	payments	(Note 4(i))	Other	2021	received	payments	(Note 4(i))	Other	2022
Dividends payable to holders of Common Shares	$403	$—	$(1,665)	$—	$1,711	$449	$—	$(1,846)	$—	$1,899	$502
Dividends reinvested in shares from Treasury	—	—	620	—	(620)	—	—	658	—	(658)	—
	$403	$—	$(1,045)	$—	$1,091	$449	$—	$(1,188)	$—	$1,241	$502
Short-term borrowings	$100	$12	$(2)	$—	$4	$114	$480	$(497)	$—	$7	$104
Long-term debt
TELUS Corporation senior notes	$15,021	$1,250	$(1,000)	$(13)	$—	$15,258	$3,143	$—	$280	$(21)	$18,660
TELUS Corporation commercial paper	731	3,585	(2,378)	(38)	—	1,900	5,523	(6,077)	112	—	1,458
TELUS Corporation credit facilities	—	—	—	—	—	—	1,594	(449)	—	—	1,145
TELUS Communications Inc. debentures	622	—	(175)	—	1	448	—	(249)	—	—	199
TELUS International (Cda) Inc. credit facility	1,804	56	(797)	(4)	3	1,062	11	(219)	68	(8)	914
Other	273	—	(89)	—	124	308	—	(665)	—	678	321
Lease liabilities	1,837	—	(502)	1	540	1,876	—	(495)	(3)	962	2,340
Derivatives used to manage currency risk arising from U.S. dollar- denominated long-term debt – liability (asset)	120	2,406	(2,437)	10	(95)	4	6,105	(6,000)	(423)	234	(80)
	20,408	7,297	(7,378)	(44)	573	20,856	16,376	(14,154)	34	1,845	24,957
To eliminate effect of gross settlement of derivatives used to manage currency risk arising from U.S. dollar-denominated long-term debt	—	(2,406)	2,406	—	—	—	(6,105)	6,105	—	—	—
	$20,408	$4,891	$(4,972)	$(44)	$573	$20,856	$10,271	$(8,049)	$34	$1,845	$24,957